Equity (Details) - USD ($)			6 Months Ended
	Mar. 30, 2026	Mar. 09, 2026	Jun. 30, 2026	Jun. 30, 2025	Mar. 31, 2026	Dec. 31, 2025
Equity (Details) [Line Items]
Ordinary shares, shares issued			10,680,015			8,194,306
Ordinary shares, shares outstanding			10,559,300			8,073,591
Treasury shares			120,715			120,715
Exercise of options			19,899
Total consideration (in Dollars)			$ 761,791
Net issuance costs (in Dollars)			132,384
Subsequent received report (in Dollars)			$ 82,400
Warrants [Member]
Equity (Details) [Line Items]
Warrants to purchase ordinary Shares					489,812
March Purchase Agreement Member
Equity (Details) [Line Items]
Gross proceeds (in Dollars)		$ 2,000,000
March Purchase Agreement Member | March Pre Funded Warrants Member
Equity (Details) [Line Items]
Warrants to purchase ordinary Shares		722,311
Common Stock [Member]
Equity (Details) [Line Items]
Sale of shares		882,825
Offering price (in Dollars per share)		$ 1.24
Exercise of options			19,899	2,000
Common Stock [Member] | March Purchase Agreement Member
Equity (Details) [Line Items]
Exercise of options		722,311
Common Stock [Member] | The Sales Agreement Member
Equity (Details) [Line Items]
Sale of shares			630,674
Sale of Stock, Consideration Received Per Transaction (in Dollars)	$ 3,007,329
Pre Funded Warrant Member | March Pre Funded Warrants Member
Equity (Details) [Line Items]
Offering price (in Dollars per share)		$ 1.2399